Commitments and Contingent Liabilities (Details) $ in Thousands	12 Months Ended
Dec. 31, 2024 USD ($)
Commitments and Contingent Liabilities [Abstract]
Aggregate amount (in Dollars)	$ 4,888
Percentage of sales	3.00%
Percentage of grants received	100.00%